Loans and other borrowings	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Loans and other borrowings
21. Loans and other borrowings

	Maturity date	Discount at issue %	2022 $m	2021 $m
Current
Bank overdrafts (note 18)	n/a	n/a	55	59
£173m 3.875% bonds 2022	28 November 2022	1.213	–	233
			55	292
Non-current
€ 500m 1.625% bonds 2024	8 October 2024	0.437	534	565
£300m 3.75% bonds 2025	14 August 2025	0.986	365	408
£350m 2.125% bonds 2026	24 August 2026	0.550	423	473
€ 500m 2.125% bonds 2027	15 May 2027	0.470	539	570
£400m 3.375% bonds 2028	8 October 2028	1.034	480	537
			2,341	2,553
Total loans and other borrowings			2,396	2,845

Denominated in the following currencies:
Sterling			1,269	1,652
US dollars			53	57
Euros			1,073	1,135
Other			1	1
			2,396	2,845
Bonds
Interest is payable annually on the dates in the table, at the rates stated.
Revolving Credit Facility
There were no amounts drawn as at 31 December 2022 or 31 December 2021.
In April 2022, the Group’s $1,275m revolving syndicated bank facility and $75m revolving bilateral facility were refinanced with a $1,350m Revolving Credit Facility (‘RCF’). The facility matures in 2027, with options to extend for a further two years. A variable rate of interest is payable on amounts drawn. No amounts were drawn throughout 2022 (2021: both facilities were undrawn).
In addition to the RCF, the Group has access to $30m of uncommitted facilities (2021: $50m) which were also undrawn at 31 December 2022 and 31 December 2021.